Short-Term Investments - Schedule of Fair Value of Common Shares (Details) - USD ($)		3 Months Ended	12 Months Ended
		Jan. 31, 2026	Oct. 31, 2025
Polyrizon Ltd. [Member]
Schedule of Fair Value of Common Shares [Line Items]
Beginning shares	[1]	$ 886	$ 289,388
Additions	[1]		200,000
Disposals	[1]		(186,072)
Changes in fair value	[1]	785	(302,430)
Ending shares	[1]	1,671	886
Taurus Gold Corp. – shares and warrants [Member]
Schedule of Fair Value of Common Shares [Line Items]
Beginning shares	[2]	1,661,521
Additions	[2]
Disposals	[2]
Changes in fair value	[2]	(573,754)
Ending shares	[2]	1,087,767	1,661,521
Short-term Investment [Member]
Schedule of Fair Value of Common Shares [Line Items]
Beginning shares		1,662,407	289,388
Additions			714,591
Disposals			(186,072)
Changes in fair value		(572,969)	844,500
Ending shares		1,089,438	1,662,407
Taurus Gold Corp. – shares and warrants [Member]
Schedule of Fair Value of Common Shares [Line Items]
Beginning shares		$ 1,661,521
Additions			514,591
Disposals
Changes in fair value			1,146,930
Ending shares			$ 1,661,521

[1]

On March 31, 2025, the Company subscribed for shares, pre funded warrants and warrants to purchase shares of Polyrizon (“Polyrizon Securities”). As of October 31, 2025 and January 31, 2026, following the exercise and sale of certain Polyrizon Securities, the Company retained a balance of 145 Polyrizon shares.

On November 28, 2025, Polyrizon effected a reverse share split of its ordinary shares at the ratio of 1-for-6, such that each six (6) ordinary shares, no par value, were consolidated into one (1) ordinary share, no par value. All the Polyrizon Shares and price per Polyrizon share information have been retroactively adjusted in these financial statements.

[2]	During October 2025, the Company subscribed for 13,020,000 shares (“Taurus Shares”) and 13,020,000 warrants (“October 2025 Taurus Warrants”) of Taurus Gold Corp. (“Taurus”) at a cost of $466,441. Each October 2025 Taurus Warrant can be exercised into one ordinary share of Taurus at an exercise price of CAD$0.064 per share, subject to certain adjustments, including a cashless exercise mechanism. The October 2025 Taurus Warrants expire on October 31, 2028. The Black-Scholes pricing model was used to measure the October 2025 Taurus Warrants with the following assumptions: share price of CAD$0.075, volatility of 70%, risk-free interest rate of 2.50% and expected life of 2.75 years.